Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Poland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 21.0%
Alior Bank SA(a)(b)	462,970	$1,655,116
Bank Handlowy w Warszawie SA	85,034	784,678
Bank Millennium SA(a)	3,268,439	2,029,204
Bank Polska Kasa Opieki SA	799,591	10,495,605
mBank SA(a)	79,878	4,296,919
Powszechna Kasa Oszczednosci Bank Polski SA	4,412,884	24,576,023
Santander Bank Polska SA(a)	174,596	7,098,604

		50,936,149

Capital Markets — 0.7%
Warsaw Stock Exchange	177,390	1,809,695

Chemicals — 1.5%
Ciech SA(a)	167,349	1,579,789
Grupa Azoty SA(a)	269,042	2,089,608

		3,669,397

Construction & Engineering — 1.6%
Budimex SA	66,967	3,779,667

Consumer Finance — 1.0%
KRUK SA	95,589	2,386,025

Diversified Telecommunication Services — 2.4%
Orange Polska SA(a)	3,565,268	5,805,291

Electric Utilities — 4.2%
Enea SA(a)(b)	1,290,963	1,887,665
Energa SA(a)(b)	495,945	978,464
PGE Polska Grupa Energetyczna SA(a)	4,487,073	5,419,181
Tauron Polska Energia SA(a)	6,163,205	1,900,894

		10,186,204

Entertainment — 14.3%
CD Projekt SA	333,095	33,590,670
TEN Square Games SA	8,745	1,109,450

		34,700,120

Food & Staples Retailing — 5.5%
Dino Polska SA(a)(c)	240,847	10,983,133
Eurocash SA(b)	503,852	2,302,705

		13,285,838

Health Care Providers & Services — 0.8%
Neuca SA	15,304	1,953,035

Hotels, Restaurants & Leisure — 1.0%
AmRest Holdings SE(a)(b)	356,725	2,343,007

Insurance — 9.4%
Powszechny Zaklad Ubezpieczen SA	3,052,552	22,748,152

Machinery — 0.4%
Famur SA	1,616,995	997,447

Security	Shares	Value

Media — 3.7%
Cyfrowy Polsat SA	1,371,729	$8,947,995

Metals & Mining — 5.0%
Jastrzebska Spolka Weglowa SA(b)	299,869	1,238,283
KGHM Polska Miedz SA(a)	498,271	10,736,432

		11,974,715

Oil, Gas & Consumable Fuels — 17.4%
Grupa Lotos SA	492,739	7,326,727
Lubelski Wegiel Bogdanka SA	14,916	72,639
Polski Koncern Naftowy ORLEN SA	1,509,666	25,169,897
Polskie Gornictwo Naftowe i Gazownictwo SA	9,139,347	9,595,379

		42,164,642

Software — 2.4%
Asseco Poland SA	318,360	5,803,976

Textiles, Apparel & Luxury Goods — 5.2%
CCC SA(b)	156,710	1,894,594
LPP SA	6,296	10,786,314

		12,680,908

Wireless Telecommunication Services — 1.9%
PLAY Communications SA(c)	639,422	4,541,522

Total Common Stocks — 99.4% (Cost: $380,557,567)		240,713,785

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	6,558,976	6,568,815
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	1,351,000	1,351,000

		7,919,815

Total Short-Term Investments — 3.3% (Cost: $7,914,724)		7,919,815

Total Investments in Securities — 102.7% (Cost: $388,472,291)		248,633,600

Other Assets, Less Liabilities — (2.7)%		(6,635,743)

Net Assets — 100.0%		$241,997,857

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Poland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,119,876	3,439,100	6,558,976	$6,568,815	$45,133	(b)	$(873)	$4,704
BlackRock Cash Funds: Treasury, SL Agency Shares	127,000	1,224,000	1,351,000	1,351,000	3,682		—	—

				$7,919,815	$48,815		$(873)	$4,704

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$240,713,785	$—	$—	$240,713,785
Money Market Funds	7,919,815	—	—	7,919,815

	$248,633,600	$—	$—	$248,633,600

2